SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Capital expenditures	$ 764	$ 672	$ 1,405	$ 1,201
Cash capital expenditures	755	658	1,366	1,197
Increase (decrease) in accrued capital expenditures	9	14	39	4
Purchase obligation for supplies and consumables	1,817		1,817		$ 1,718
Capital commitments	570		570		$ 443
Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	785	692	1,443	1,232
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	756	657	1,380	1,173
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	130	141	247	233
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	126	70	219	132
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	44	39	86	72
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	150	143	294	244
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	82	88	144	158
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	21	20	38	31
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	45	43	83	83
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	35	19	57	37
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	23	18	35	33
Operating segments | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	100	76	177	150
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	29	35	63	59
Material reconciling items [member] | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	$ (21)	$ (20)	$ (38)	$ (31)